Leases (Details) - Schedule of Lease Terms and Discount Rate	Sep. 30, 2023	Dec. 31, 2022
Schedule of Lease Terms and Discount Rate [Abstract]
Weighted average remaining lease term (in years) – operating leases	2 years 3 months 14 days	2 years 8 months 12 days
Weighted average discount rate – operating leases	8.00%	8.00%